Income Taxes, Classification of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Non-current deferred tax assets	$ 3	$ 2
Non-current deferred tax liabilities	(158)	(189)
Total deferred tax liabilities, net of valuation allowance	$ (155)	$ (187)